Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 2,453	$ 2,606
Separate account value		58,749	65,650
Net amount at risk	[1]	$ 2,392	$ 363
Average age	[2]	70 years	69 years
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 793	$ 842
Separate account value		30,276	32,313
Net amount at risk	[1]	$ 228	$ 16
Average age	[2]	67 years	67 years
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 1,660	$ 1,764
Separate account value		28,473	33,337
Net amount at risk	[1]	$ 2,164	$ 347
Average age	[2]	72 years	71 years
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
General account value		$ 63	$ 84
Separate account value		35,499	39,183
Net amount at risk	[1]	$ 330	$ 104
Average age	[2]	68 years	68 years

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.